Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - CNY (¥) ¥ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Payables [Abstract]
Other taxes and surcharge payable		¥ 39,371	¥ 37,983
Amounts due to third parties under collaborative agreements	[1]	23,319	25,254
Professional service fee		17,066	8,260
Accrued expenses		6,883	8,394
Receipt in advance		6,619	7,599
Accrual for salary and bonus		4,288	6,404
Others		15,835	10,701
Accrued expenses and other payables		¥ 113,381	¥ 104,595

[1]	The amount represents funds provided by third parties under Collaborative Agreements (see Note 1(c)) for the parking space sales projects.